Financial instruments (Details 20) - Other financial assets - BRL (R$) R$ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Financial assets
Financial assets		R$ 6,088,101	R$ 7,892,347
Risk assessment
Financial assets
Financial assets		6,082,219	7,888,504
Risk assessment | AAA
Financial assets
Financial assets		3,569,392	3,871,105
Risk assessment | AA+
Financial assets
Financial assets		27,094	241,359
Risk assessment | AA
Financial assets
Financial assets		8,047	5,370
Risk assessment | AA-
Financial assets
Financial assets		209,389	654,232
Risk assessment | A+
Financial assets
Financial assets		1,465,107	2,426,078
Risk assessment | A
Financial assets
Financial assets		349,823	364,198
Risk assessment | A-
Financial assets
Financial assets			209,175
Risk assessment | BBB+
Financial assets
Financial assets		453,367	116,987
Without Risk Assessment
Financial assets
Financial assets		5,882	3,843
Without Risk Assessment | Other financial assets with no risk assessment
Financial assets
Financial assets	[1]	R$ 5,882	R$ 3,843

[1]	Investments approved by the Management of the Company, in accordance with the financial policy.